Notes to the Assets of the Balance Sheet - Summary of Amortization of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amortization of intangible assets [line items]
Amortization of Intangible Assets	€ 21,127	€ 11,925	€ 12,119
Research and development [member]
Disclosure of amortization of intangible assets [line items]
Amortization of Intangible Assets	1,822	1,958	1,872
Intangible assets (Write-off)	19,189	9,864	10,141
Selling Expenses [member]
Disclosure of amortization of intangible assets [line items]
Amortization of Intangible Assets	25	0	0
General and administrative expense [member]
Disclosure of amortization of intangible assets [line items]
Amortization of Intangible Assets	€ 91	€ 103	€ 106